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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended September 30, 2004

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
Address:        225 Friend Street
                Suite 801
                Boston, MA  02114

Form 13F File Number: 28-10779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
Title:          President
Phone:          617.573.9550

Signature, Place, and Date of Signing:

/s/ George Putnam, III         Boston, MA                November 18, 2004
-----------------------        ------------              -----------------
     [Signature]              [City, State]                [Date]

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $130,506
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                        ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7          ITEM 8
------                   --------------     ------     ------    -------------------   ----------   -------- -----------------------

                                                      VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN   CALL   DISCRETION   MANAGERS    SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications   Common            000886101  1,030       569,000             Sole         None          520,200  48,800
AK Steel Holding         Common            001547108  7,847       961,700             Sole         None          894,275  67,425
AT&T Wireless            Common            00209A106  2,217       150,000             Sole         None          136,450  13,550
Atmel Corporation        Common            049513104  1,703       470,500             Sole         None          433,700  36,800
Colt Telecom             Common            196877104  2,427       783,000             Sole         None          728,291  54,709
Cypress Semiconductor    Common            232806109  1,368       154,800             Sole         None          142,400  12,400
Electroglas              Common            285324109  1,663       558,000             Sole         None          511,850  46,150
Forest Oil Corp.         Common            346091705  2,177        72,282             Sole         None           70,232   2,050
Genesis Healthcare       Common            37184D101  1,099        36,148             Sole         None           35,220     928
Global Crossing Ltd      Common            G3921A175  3,814       230,893             Sole         None          213,039  17,854
Global Industries        Common            379336100  2,936       475,100             Sole         None          441,755  33,345
Goodyear Tire & Rubber   Common            382550101  2,846       265,000             Sole         None          246,380  18,620
Grey Wolf                Common            397888108  2,983       610,000             Sole         None          567,015  42,985
Infonet                  Class B           45666T106    780       475,700             Sole         None          437,550  38,150
Input/Output             Common            457652105  4,768       462,500             Sole         None          428,070  34,430
KCS Energy               Common            482434206  8,275       594,911             Sole         None          553,051  41,860
Key Energy               Common            492914106  3,039       275,000             Sole         None          255,050  19,950
Kulicke and Soffa        Common            501242101  1,218       215,500             Sole         None          197,800  17,700
Ladish Co., Inc.         Common            505754200  1,493       163,117             Sole         None          158,617   4,500
Lucent Technologies      Common            549463107  2,556       806,250             Sole         None          744,850  61,400
MCI Inc.                 Common            552691107  4,582       273,577             Sole         None          252,538  21,039
Metal Management         Common            591097209  3,920       215,600             Sole         None          200,000  15,600
Metals USA               Common            591324207  4,254       239,800             Sole         None          221,930  17,870
Milacron                 Common            598709103  1,974       632,600             Sole         None          579,380  53,220
Mpower Holding           Common            62473L309  2,580     2,000,000             Sole         None        1,859,470 140,530
Neighborcare             Common            64015Y104    913        36,000             Sole         None           34,144   1,856
Newpark Resources        Common            651718504  2,387       397,900             Sole         None          369,480  28,420
Nextwave Telecom         Common            65332M103  3,763       684,224             Sole         None          636,724  47,500
Nortel Networks          Common            656568102  1,156       340,000             Sole         None          317,200  22,800
NTL Inc                  Common            62940M104  3,495        56,300             Sole         None           52,100   4,200
OMI Corp                 Common            Y6476W104  4,143       258,600             Sole         None          240,465  18,135
Parker Drilling          Common            701081101  2,352       641,000             Sole         None          595,605  45,395
Paxson Communications    Common            704231109  1,695     1,255,500             Sole         None        1,161,575  93,925
Primedia                 Common            74157K101  4,067     1,730,700             Sole         None        1,604,265 126,435
Rite Aid                 Common            767754104  2,552       725,000             Sole         None          672,710  52,290
Sunterra Corp.           Common            86787D208  6,653       698,113             Sole         None          645,725  52,388
Time Warner Telecom      Common            887319101  2,693       560,985             Sole         None          521,206  39,779
Unitedglobalcom          Common            913247508  5,229       700,000             Sole         None          648,127  51,873
US LEC                   Class A           90331S109  1,656       550,000             Sole         None          511,265  38,735
Vitesse Semiconductor    Common            928497106  1,615       591,500             Sole         None          550,030  41,470
W.R. Grace               Common            38388F108  5,712       604,400             Sole         None          560,400  44,000
Washington Group Int'l   Common            938862208  3,566       103,000             Sole         None           95,800   7,200
Wilsons The Leather
   Experts               Common            972463103  2,255       435,400             Sole         None          404,944  30,456
Zilog Inc.               Common            989524301  1,054       182,649             Sole         None          168,799  13,850





